ARROW DWA TACTICAL: MACRO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	COMMODITY - 10.7%
14,217	iShares Silver Trust(a)					$ 326,991

	EQUITY - 89.1%
15,644	Arrow Reverse Cap 500 ETF(c)					329,935
4,312	Energy Select Sector SPDR Fund					367,081
3,034	Industrial Select Sector SPDR Fund					303,400
3,769	Invesco S&P 500 Pure Value ETF					286,557
5,563	iShares Europe ETF					290,110
3,355	iShares MSCI EAFE ETF					246,995
7,069	iShares MSCI Eurozone ETF					328,850
1,748	Technology Select Sector SPDR Fund					263,651
7,955	WisdomTree Trust - WisdomTree International High					307,461
						2,724,040

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,919,612)					3,051,031

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.1%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.1%
3	S&P500 EMINI Option	GS	06/16/2023	$ 3,800	$ 570,000	$ 2,625
	TOTAL PUT OPTIONS PURCHASED (Cost - $13,313)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $13,313)					2,625

	TOTAL INVESTMENTS - 99.9% (Cost $2,932,925)					$ 3,053,656
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $4,450)					(3,863)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%					7,776
	NET ASSETS - 100.0%					$ 3,057,569

ARROW DWA TACTICAL: MACRO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Contracts(b)
	WRITTEN FUTURE OPTION - (0.1)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
CALL OPTIONS WRITTEN - (0.1)%
1	S&P500 EMINI Option	GS	06/16/2023	$ 4,200	$ 210,000	$ 3,863
TOTAL CALL OPTIONS WRITTEN (Proceeds - $4,450)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $4,450)					$ 3,863

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
GS	- Goldman Sachs
(a)	Non-income producing security.
(b)	Each contract is equivalent to one futures contract.
(c)	Affiliated Exchange-Traded Fund.